Stock Option Plans (Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Outstanding [Roll Forward]
Outstanding at beginning of year	1,076,067	1,069,774	1,030,267
Granted	241,575	242,300	192,900
Exercised	0	0	(13,508)
Forfeited/expired	(43,911)	(236,007)	(139,885)
Outstanding at end of year	1,273,731	1,076,067	1,069,774
Options exercisable	789,129	670,258	663,259
Options available for grant	327,184	549,003	511,525
Options, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year	$ 20.86	$ 21.74	$ 22.92
Granted	$ 11.50	$ 12.01	$ 12.31
Exercised	$ 0.00	$ 0.00	$ 7.92
Forfeited/expired	$ 17.25	$ 15.76	$ 18.75
Outstanding at end of year	$ 19.21	$ 20.86	$ 21.74
Options exercisable, Weighted Average Exercise Price	$ 23.58	$ 25.08	$ 24.63
Stock Options [Member]
Options Outstanding [Roll Forward]
Granted	241,575
Options, Weighted Average Exercise Price [Roll Forward]
Weighted-average fair value of options granted during the year	$ 5.99	$ 6.42	$ 6.47